Financial Statement Schedule I Condensed Financial Information of Parent Company Consolidated Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net loss	¥ (311,782)	$ (43,915)	¥ (177,872)	¥ (1,441,913)
Other comprehensive (loss) income, net of tax of nil:
Change in cumulative foreign currency translation adjustments	14,674	2,067	43,998	(30,923)
Total comprehensive loss attributable to 17 Education & Technology Group Inc.	(297,108)	(41,848)	(133,874)	(1,472,836)
Parent Company
Net loss	(311,782)	(43,915)	(177,872)	(1,441,913)
Other comprehensive (loss) income, net of tax of nil:
Change in cumulative foreign currency translation adjustments	14,674	2,067	43,998	(30,923)
Total comprehensive loss attributable to 17 Education & Technology Group Inc.	¥ (297,108)	$ (41,848)	¥ (133,874)	¥ (1,472,836)